UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934




SUTTONPARK STRUCTURED SETTLEMENTS 2012-1 LLC




Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2009 to December 31, 2012.

Date of Report (Date of earliest event reported):

       Commission File Number of securitizer:

       Central Index Key Number of securitizer: 0001569801



STEVEN W. PASKO  212-537-8808
Name and telephone number, including area code, of the person to contact in connection with this filing



Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) []













      PART I  REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties
Disclosure.

o Securitizer has no activity to report for the initial period persuant to Rule 15Ga-1(c)(1)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

o N/A


ITEM 2.01  Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:
N/A


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SUTTONPARK STRUCTURED SETTLEMENTS 2012-1 LLC

Depositor

By s Steven W. Pasko
Name Steven W. Pasko
Title Vice President and Treasurer
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SUTTONPARK STRUCTURED SETTLEMENTS 2012-1 LLC

Depositor

By s Steven W. Pasko
Name Steven W. Pasko
Title Vice President and Treasurer